Property plant and equipment net (Tables)	6 Months Ended
Mar. 31, 2023
Property, plant, and equipment, net
Schedule of property, plant, and equipment, stated at cost less accumulated depreciation
	March 31,	September 30,
	2023	2022
	(unaudited)
Machinery and equipment	$10,090,944	$9,217,130
Property and buildings	7,405,012	7,139,369
Vehicles	228,622	227,030
Office equipment	101,969	101,878
Subtotal	17,826,547	16,685,407
Construction in progress	5,484,561	5,294,970
Less: accumulated depreciation	(8,493,342)	(7,441,691)
Property, plant, and equipment, net	$14,817,766	$14,538,686